Quarterly Holdings Report
for
Fidelity® Connecticut Municipal Income Fund
August 31, 2026
CTF-NPRT3-1026
1.805751.122
Municipal Securities - 91.0%
	Principal Amount (a)	Value ($)
Connecticut - 88.4%
Education - 14.4%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2036	250,000	248,737
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2037	260,000	255,961
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2041	1,195,000	1,116,319
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2027	210,000	214,181
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2028	200,000	208,453
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2029	200,000	212,170
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2030	150,000	161,421
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2031	235,000	256,180
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2032	215,000	236,797
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2033	125,000	138,996
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2034	190,000	212,251
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2043	1,565,000	1,640,773
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2044	1,000,000	1,044,172
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2045	1,250,000	1,300,680
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2046	1,100,000	1,140,130
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2030	100,000	107,613
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2031	100,000	109,013
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2032	255,000	280,853
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2033	150,000	166,795
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2034	100,000	111,711
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2035	100,000	111,864
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2036	200,000	218,422
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2037	210,000	227,123
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2038	175,000	187,872
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2039	500,000	532,222
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2040	300,000	317,016
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2041	350,000	368,598
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2042	300,000	315,237
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2043	375,000	392,761
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2044	370,000	386,083
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2045	500,000	519,698
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5.3% 7/1/2047	1,000,000	1,048,007
Connecticut St Health & Edl Facs Auth Revenue (Quinnipiac University, CT Proj.) Series O, 5% 7/1/2034	1,175,000	1,299,783
Connecticut St Health & Edl Facs Auth Revenue (Quinnipiac University, CT Proj.) Series O, 5% 7/1/2035	1,000,000	1,108,188
Connecticut St Health & Edl Facs Auth Revenue (Quinnipiac University, CT Proj.) Series O, 5% 7/1/2036	375,000	411,018
Connecticut St Health & Edl Facs Auth Revenue (Quinnipiac University, CT Proj.) Series P, 5% 7/1/2037	2,500,000	2,745,724
Connecticut St Health & Edl Facs Auth Revenue (Quinnipiac University, CT Proj.) Series P, 5% 7/1/2038	2,500,000	2,721,813
Connecticut St Health & Edl Facs Auth Revenue (Quinnipiac University, CT Proj.) Series P, 5% 7/1/2039	2,715,000	2,920,120
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2036	1,000,000	1,045,448
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2037	1,750,000	1,821,575
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2039	2,830,000	2,917,341
Connecticut St Health & Edl Facs Auth Revenue (Taft School, CT Proj.) 3% 7/1/2041	1,340,000	1,091,659
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2037	1,000,000	1,040,088
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2038	1,045,000	1,082,690
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2039	1,595,000	1,644,426
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2040	1,125,000	1,155,356
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	1,850,000	1,629,886
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2027	430,000	433,588
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2031	500,000	507,375
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2032	550,000	556,426
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2033	720,000	726,140
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2034	675,000	680,280
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2016 A 3, 2.9% 7/1/2042 VRDN (e)	1,000,000	1,000,000
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) 5% 7/1/2030	2,400,000	2,435,674
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) 5% 7/1/2031	1,825,000	1,850,697
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) 5% 7/1/2032	1,000,000	1,013,360
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	80,000	81,366
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	1,150,000	1,169,299
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	350,000	355,536
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2030	1,100,000	1,116,442
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2031	1,300,000	1,317,983
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2032	1,050,000	1,063,508
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2033	700,000	708,577
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2034	750,000	758,408
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	250,000	252,618
TOTAL EDUCATION		54,450,501
Electric Utilities - 0.7%
Connecticut St Health & Edl Facs Auth Revenue (Hartford Health Eaas Proj.) Series 2026A, 5.5% 8/1/2056	2,400,000	2,513,036
Escrowed/Pre-Refunded - 0.0%
Connecticut St Hr Ed Supp Loan Series 2020 D, 5% 11/15/2026 (Escrowed to Maturity)	180,000	180,846
General Obligations - 34.0%
Branford CT Series 2019, 2.25% 10/15/2034	2,400,000	2,081,419
Bridgeport CT Gen. Oblig. Series 2019 A, 5% 2/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,045,636
Bridgeport CT Gen. Oblig. Series 2019 A, 5% 2/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,029,977
Bridgeport CT Gen. Oblig. Series 2019 A, 5% 2/1/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,024,287
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2038	800,000	783,089
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2041	1,050,000	970,793
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2046	375,000	338,185
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2051	575,000	493,069
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2035	450,000	476,634
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,101,776
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	300,000	331,397
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	250,000	274,105
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	775,000	843,729
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,071,297
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	300,000	319,097
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,000,000	1,056,949
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,250,000	1,315,982
Bridgeport CT Gen. Oblig. Series D, 5% 8/15/2031 (Assured Guaranty Inc Insured)	1,000,000	1,001,570
Bridgeport CT Gen. Oblig. Series D, 5% 8/15/2032 (Assured Guaranty Inc Insured)	3,090,000	3,094,552
Brookfield CT Series 2020, 2% 8/15/2035	365,000	299,205
Connecticut St Gen. Oblig. 2% 1/15/2038	320,000	237,389
Connecticut St Gen. Oblig. 3% 1/15/2039	5,500,000	4,771,521
Connecticut St Gen. Oblig. 3% 6/1/2039	1,400,000	1,194,139
Connecticut St Gen. Oblig. 3% 6/1/2040	3,380,000	2,806,220
Connecticut St Gen. Oblig. 4% 1/15/2034	400,000	409,636
Connecticut St Gen. Oblig. 5% 4/15/2030	2,500,000	2,588,739
Connecticut St Gen. Oblig. Series 2018 C, 5% 6/15/2031	725,000	751,684
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2035	2,000,000	2,082,680
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2036	2,300,000	2,387,682
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2032	335,000	327,109
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2034	3,000,000	2,862,294
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,850,000	1,735,883
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2036	9,130,000	8,416,270
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	2,875,000	2,600,198
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2038	1,000,000	882,086
Connecticut St Gen. Oblig. Series 2023 A, 5% 5/15/2027	900,000	915,218
Connecticut St Gen. Oblig. Series 2024 A, 5% 1/15/2030	1,335,000	1,430,737
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2030	2,500,000	2,684,604
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2030	1,000,000	1,076,462
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2031	1,000,000	1,091,444
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2032	1,250,000	1,378,378
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2033	500,000	556,006
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2034	500,000	559,106
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2035	1,000,000	1,109,715
Connecticut St Gen. Oblig. Series 2024 E, 5% 9/1/2031	3,000,000	3,288,139
Connecticut St Gen. Oblig. Series 2024 F, 5% 11/15/2031	2,500,000	2,746,671
Connecticut St Gen. Oblig. Series 2025 D, 5% 8/15/2030	8,000,000	8,647,282
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 3% 11/1/2033	1,000,000	955,946
Connecticut St Hr Ed Supp Loan 5% 11/15/2026 (Connecticut St Guaranteed) (f)	600,000	602,102
Connecticut St Hr Ed Supp Loan 5% 11/15/2027 (Connecticut St Guaranteed) (f)	610,000	621,113
Connecticut St Hr Ed Supp Loan 5% 11/15/2028 (Connecticut St Guaranteed) (f)	525,000	541,633
Connecticut St Hr Ed Supp Loan 5% 11/15/2029 (Connecticut St Guaranteed) (f)	490,000	510,196
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2026 (Connecticut St Guaranteed) (f)	400,000	401,425
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2027 (Connecticut St Guaranteed) (f)	665,000	677,511
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2028 (Connecticut St Guaranteed) (f)	1,020,000	1,052,535
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2029 (Connecticut St Guaranteed) (f)	1,080,000	1,124,514
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2030 (Connecticut St Guaranteed) (f)	1,075,000	1,124,914
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2031 (Connecticut St Guaranteed) (f)	750,000	787,513
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2032 (Connecticut St Guaranteed) (f)	725,000	762,546
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2033 (Connecticut St Guaranteed) (f)	540,000	569,009
Danbury CT Gen. Oblig. Series 2019 B, 2.25% 11/1/2032	50,000	45,044
East Lyme CT Gen. Oblig. 3% 7/15/2038	530,000	439,368
Hamden CT Gen. Oblig. Series 2017 A, 5% 8/15/2027 (Build America Mutual Assurance Co Insured)	1,000,000	1,020,287
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2031	1,000,000	1,037,603
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2032	1,250,000	1,295,265
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2033	1,000,000	1,034,813
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2034	1,000,000	1,032,814
Manchester CT Gen. Oblig. Series 2021 A, 3% 8/1/2033	500,000	481,167
Manchester CT Gen. Oblig. Series 2021 A, 3% 8/1/2034	500,000	473,194
Manchester CT Gen. Oblig. Series 2021 A, 3% 8/1/2035	500,000	464,768
Meriden CT Gen. Oblig. 3% 6/15/2035	1,165,000	1,080,307
Meriden CT Gen. Oblig. 3.25% 6/15/2036	565,000	526,937
Meriden CT Gen. Oblig. Series 2020 B, 2% 7/1/2036	680,000	528,822
Milford CT Gen. Oblig. 2% 11/1/2033	330,000	285,006
Milford CT Gen. Oblig. Series 2021 A, 2% 11/1/2035	1,285,000	1,046,649
Milford CT Gen. Oblig. Series 2021 A, 2% 11/1/2036	1,285,000	1,014,608
Naugatuck Conn Ctfs Partn (Naugatuck CT Proj.) Series 2021 A, 4% 8/15/2038 (f)	3,330,000	3,072,839
New Britain Conn Gen. Oblig. Series 2015A, 5% 3/1/2030 (Build America Mutual Assurance Co Insured)	600,000	600,991
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2032 (Assured Guaranty Inc Insured)	1,635,000	1,649,292
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2033 (Assured Guaranty Inc Insured)	1,900,000	1,915,628
New Britain Conn Gen. Oblig. Series 2020 A, 3% 9/1/2044 (Assured Guaranty Inc Insured)	1,985,000	1,535,682
New Haven CT Gen. Oblig. 5% 8/15/2028 (Assured Guaranty Inc Insured)	1,500,000	1,502,775
New Haven CT Gen. Oblig. 5% 8/15/2030 (Assured Guaranty Inc Insured)	1,000,000	1,001,548
New Haven CT Gen. Oblig. 5% 8/15/2034 (Assured Guaranty Inc Insured)	1,000,000	1,001,315
New Haven CT Gen. Oblig. 5% 8/15/2035 (Assured Guaranty Inc Insured)	1,000,000	1,001,187
New Haven CT Gen. Oblig. Series 2021 A, 4% 8/1/2032	950,000	965,735
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	400,000	428,029
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	550,000	584,167
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	300,000	316,357
New Haven CT Gen. Oblig. Series 2023, 5.25% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,900,000	1,987,904
New Haven CT Gen. Oblig. Series 2025, 5% 8/1/2028	2,000,000	2,078,979
Rocky Hill Conn Gen. Oblig. Series 2019, 3% 1/15/2036	1,225,000	1,114,942
South Windsor Conn 3% 2/1/2036	765,000	707,099
University Connecticut Series 2023 A, 5% 8/15/2030	1,325,000	1,431,330
West Haven CT Gen. Oblig. Series 2017 A, 5% 11/1/2026	635,000	637,048
West Haven CT Gen. Oblig. Series 2017 B, 5% 11/1/2032	400,000	406,601
West Haven CT Gen. Oblig. Series 2021, 4% 9/15/2041	1,125,000	1,033,411
West Haven CT Gen. Oblig. Series 2024, 4% 2/15/2044 (Build America Mutual Assurance Co Insured)	300,000	276,363
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2027 (Build America Mutual Assurance Co Insured)	400,000	404,012
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2029 (Build America Mutual Assurance Co Insured)	500,000	524,367
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2031 (Build America Mutual Assurance Co Insured)	450,000	483,357
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2033 (Build America Mutual Assurance Co Insured)	450,000	491,966
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2035 (Build America Mutual Assurance Co Insured)	300,000	327,186
TOTAL GENERAL OBLIGATIONS		127,507,759
Health Care - 12.8%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (c)(d)	6,000,000	3,300,000
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2038	900,000	947,966
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2039	1,360,000	1,421,884
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2040	1,300,000	1,350,362
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5.25% 7/15/2048	1,190,000	1,225,443
Connecticut St Health & Edl Facs Auth Revenue (Fairview Retirement Cmty Proj.) Series 2026A, 6.375% 12/15/2061	4,210,000	4,245,135
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2029 (c)	1,055,000	1,075,249
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2030 (c)	275,000	279,432
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2034 (c)	695,000	699,307
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2039 (c)	2,600,000	2,509,130
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2050 (c)	1,000,000	889,019
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2040	1,250,000	1,200,269
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2045	1,800,000	1,672,705
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2021A, 3% 7/1/2039	5,000,000	4,160,152
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2026A, 5.5% 7/1/2051	7,000,000	7,362,548
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2038	250,000	236,544
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,365,000	1,194,205
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2029	1,290,000	1,337,420
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2027	700,000	704,686
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	2,600,000	2,457,222
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2040	3,300,000	3,070,022
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2042	1,750,000	1,596,202
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2033	150,000	159,295
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	6,000,000	5,300,277
TOTAL HEALTH CARE		48,394,474
Housing - 6.3%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 11/15/2026 (f)	840,000	842,730
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 11/15/2027 (f)	860,000	876,568
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 11/15/2028 (f)	225,000	232,263
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 5/15/2027 (f)	1,890,000	1,911,724
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 5/15/2028 (f)	615,000	630,848
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2018 E 1, 4.25% 5/15/2042	380,000	381,987
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 B 1, 4% 5/15/2049	1,320,000	1,333,302
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 F 1, 3.5% 11/15/2043	980,000	979,277
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2020A 2, 2.2% 5/15/2031 (f)	1,350,000	1,213,575
Conn St Hsg Fin Auth Series 2019 SUB E 1, 2.85% 11/15/2039	1,000,000	820,541
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	1,255,000	1,235,961
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 11/15/2028 (f)	580,000	598,725
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 5/15/2027 (f)	800,000	809,195
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 5/15/2029 (f)	1,115,000	1,155,523
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2020C 1, 1.95% 11/15/2035	1,520,000	1,234,359
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021 A 1, 1.3% 5/15/2030	2,000,000	1,841,197
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021 A 1, 1.6% 5/15/2032	1,500,000	1,297,718
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021 A SUB A3, 1.6% 5/15/2032	2,135,000	1,840,159
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 3% 11/15/2038	1,230,000	1,046,284
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 3.5% 11/15/2051	615,000	610,381
Norwalk Conn Hsg Auth Multifamily Hsg Rev Series 2024, 3.05% tender 9/1/2058 (e)	3,000,000	3,002,010
TOTAL HOUSING		23,894,327
Special Tax - 10.1%
Connecticut St Spl Tax Oblig 5% 1/1/2030	3,500,000	3,748,738
Connecticut St Spl Tax Oblig 5% 1/1/2031	3,410,000	3,705,399
Connecticut St Spl Tax Oblig 5% 1/1/2032	2,500,000	2,746,871
Connecticut St Spl Tax Oblig Series 2021 A, 5% 5/1/2035	1,000,000	1,070,965
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2041	12,800,000	13,583,423
Connecticut St Spl Tax Oblig Series 2025A, 5% 7/1/2034	3,000,000	3,357,270
Connecticut St Spl Tax Oblig Series 2026A, 5% 7/1/2036	5,000,000	5,619,849
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (c)	2,000,000	2,003,879
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2031 (c)	390,000	388,565
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2036 (c)	485,000	461,912
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2041 (c)	660,000	586,674
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (c)	1,225,000	948,924
TOTAL SPECIAL TAX		38,222,469
Transportation - 0.5%
State of Connecticut Bradley International Airport CFC Revenue (Bradly Intl Airport Conrac Proj.) Series 2019 A, 4% 7/1/2049 (f)	2,000,000	1,710,103
Water & Sewer - 9.6%
Aquarion Water Authority Series 2026D, 5% 8/1/2030	200,000	213,081
Aquarion Water Authority Series 2026D, 5% 8/1/2031	350,000	376,731
Aquarion Water Authority Series 2026D, 5% 8/1/2032	700,000	759,647
Aquarion Water Authority Series 2026D, 5% 8/1/2033	1,500,000	1,638,700
Aquarion Water Authority Series 2026D, 5% 8/1/2034	1,000,000	1,096,133
Aquarion Water Authority Series 2026D, 5% 8/1/2035	1,125,000	1,233,913
Aquarion Water Authority Series 2026D, 5% 8/1/2036	800,000	876,740
Aquarion Water Authority Series 2026D, 5.25% 8/1/2037	1,500,000	1,667,082
Aquarion Water Authority Series 2026D, 5.25% 8/1/2038	2,250,000	2,482,694
Aquarion Water Authority Series 2026D, 5.25% 8/1/2039	2,125,000	2,319,818
Aquarion Water Authority Series 2026D, 5.25% 8/1/2040 (Build America Mutual Assurance Co Insured)	2,000,000	2,175,146
Aquarion Water Authority Series 2026D, 5.25% 8/1/2041 (Build America Mutual Assurance Co Insured)	1,865,000	2,018,141
Aquarion Water Authority Series 2026D, 5.25% 8/1/2042 (Build America Mutual Assurance Co Insured)	2,000,000	2,157,385
Aquarion Water Authority Series 2026E, 0% 8/1/2043 (Build America Mutual Assurance Co Insured) (b)	3,000,000	1,350,515
Aquarion Water Authority Series 2026E, 0% 8/1/2044 (Build America Mutual Assurance Co Insured) (b)	3,000,000	1,267,443
Aquarion Water Authority Series 2026E, 0% 8/1/2045 (Build America Mutual Assurance Co Insured) (b)	3,250,000	1,283,897
Aquarion Water Authority Series 2026E, 0% 8/1/2046 (Build America Mutual Assurance Co Insured) (b)	3,000,000	1,107,552
Aquarion Water Authority Series 2026E, 0% 8/1/2047 (b)	3,500,000	1,184,651
Aquarion Water Authority Series 2026E, 0% 8/1/2048 (Build America Mutual Assurance Co Insured) (b)	2,750,000	889,269
Aquarion Water Authority Series 2026E, 0% 8/1/2049 (b)	3,500,000	1,039,484
Aquarion Water Authority Series 2026E, 0% 8/1/2050 (Build America Mutual Assurance Co Insured) (b)	3,000,000	856,838
Aquarion Water Authority Series 2026E, 0% 8/1/2051 (b)	3,300,000	866,605
Aquarion Water Authority Series 2026E, 0% 8/1/2052 (Build America Mutual Assurance Co Insured) (b)	2,250,000	568,597
Aquarion Water Authority Series 2026E, 0% 8/1/2053 (b)	2,000,000	465,222
Greater New Haven Wtr Poll Ctl Auth CT Regl Wstwtr Sys Rev Series 2005 A, 5% 8/15/2035 (National Public Finance Guarantee Corporation Insured)	10,000	10,011
South Cent CT Regl Wtr Auth Series FORTIETH, 5% 8/1/2028	700,000	731,244
South Cent CT Regl Wtr Auth Series FORTIETH, 5% 8/1/2030	625,000	674,238
South Cent CT Regl Wtr Auth Series FORTIETH, 5% 8/1/2031	775,000	847,065
South Cent CT Regl Wtr Auth Series FORTIETH, 5% 8/1/2032	485,000	535,901
South Cent CT Regl Wtr Auth Series FORTIETH, 5% 8/1/2033	625,000	697,842
South Cent CT Regl Wtr Auth Series FORTIETH, 5% 8/1/2037	1,375,000	1,536,188
South Cent CT Regl Wtr Auth Series FORTIETH, 5% 8/1/2038	1,000,000	1,106,422
South Cent CT Regl Wtr Auth Series FORTIETH, 5% 8/1/2039	250,000	273,628
TOTAL WATER & SEWER		36,307,823
TOTAL CONNECTICUT		333,181,338
Guam - 1.4%
Special Tax - 1.1%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2030	655,000	688,160
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2031	1,045,000	1,108,061
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2033	2,195,000	2,358,905
TOTAL SPECIAL TAX		4,155,126
Water & Sewer - 0.3%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2033	1,215,000	1,304,779
TOTAL GUAM		5,459,905
Puerto Rico - 0.8%
General Obligations - 0.5%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	863,283	629,978
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	310,000	325,639
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	735,000	792,987
TOTAL GENERAL OBLIGATIONS		1,748,604
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (b)	945,000	805,733
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	335,000	347,017
TOTAL PUERTO RICO		2,901,354
Virgin Islands - 0.4%
Transportation - 0.4%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2031	555,000	590,046
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2037	870,000	935,069
TOTAL VIRGIN ISLANDS		1,525,115
TOTAL MUNICIPAL SECURITIES (Cost $354,594,614)		343,067,712

Money Market Funds - 7.9%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $29,979,559)	2.65	29,973,565	29,979,559

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $384,574,173)	373,047,271
NET OTHER ASSETS (LIABILITIES) - 1.1%	4,199,458
NET ASSETS - 100.0%	377,246,729

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,489,108 or 3.6% of net assets.

(d)	Level 3 security.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Municipal Cash Central Fund	25,352,713	48,291,792	43,664,946	438,992	-	-	29,979,559	29,973,565
	25,352,713	48,291,792	43,664,946	438,992	-	-	29,979,559

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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